Note 14 - Warrants (Details Textual)					9 Months Ended	12 Months Ended
	Dec. 21, 2022 USD ($) $ / shares shares	Sep. 29, 2022 USD ($) $ / shares shares	Aug. 23, 2022 $ / shares shares	Apr. 08, 2022 USD ($) $ / shares shares	Sep. 30, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	May 11, 2023 $ / shares shares	Apr. 25, 2023 $ / shares shares	Mar. 07, 2023 shares	Dec. 31, 2020 $ / shares
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares) | shares						1,591,250
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares					$ 2.5	$ 2.47	$ 2.66				$ 3.99
Class of Warrant or Right, Weighted Average Life (Year)					8 years 8 months 12 days	9 years 1 month 28 days
Share-Based Payment Arrangement, Noncash Expense						$ 862,079	$ 1,377,379
Share-Based Payment Arrangement, Nonvested Award, Option, Cost Not yet Recognized, Amount					$ 995,525
Class of Warrant or Right, Grants During Period. (in shares) | shares						1,175,000	311,250
Class of Warrants or Rights, Expiration in Period (in shares) | shares						1,300
Class of Warrant or Right, Expired, Exercise Price (in dollars per share) | $ / shares						$ 3
Warrants Issued With Promissory Notes [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares) | shares	62,500	625,000	625,000					375,000	375,000	312,500
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares	$ 2.6	$ 2.6	$ 2.6					$ 2.5	$ 2.5
Proceeds from Issuance of Debt	$ 250,000
Class of Warrant or Right, Number Per $100,000 Notes Payable (in shares) | shares	25,000	25,000	25,000					25,000	25,000
Warrants and Rights Outstanding, Term (Year)	10 years	10 years	10 years					10 years	10 years
Class of Warrant or Right, Redemption Price (in dollars per share) | $ / shares	$ 0.01
Class of Warrant or Right, Redemption, Minimum Volume Weighted Average Sale Price (in dollars per share) | $ / shares	9
Call Option Per Share (in dollars per share) | $ / shares	$ 3.15
Call Option Value	$ 196,942
Share-Based Payment Arrangement, Noncash Expense						$ 2,018
Share-Based Payment Arrangement, Nonvested Award, Option, Cost Not yet Recognized, Amount						194,924
Class of Warrant, Number of Shares, Per $100,000 Debt (in shares) | shares			25,000
Warrants Issued With Promissory Notes [Member] | Measurement Input, Price Volatility [Member]
Warrants and Rights Outstanding, Measurement Input	3.16
Warrants Issued With Promissory Notes 2 [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares) | shares		187,500
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares		$ 2.6
Proceeds from Issuance of Debt		$ 750,000
Class of Warrant or Right, Number Per $100,000 Notes Payable (in shares) | shares		25,000
Warrants and Rights Outstanding, Term (Year)		10 years
Class of Warrant or Right, Redemption Price (in dollars per share) | $ / shares		$ 0.01
Class of Warrant or Right, Redemption, Minimum Volume Weighted Average Sale Price (in dollars per share) | $ / shares		9
Call Option Per Share (in dollars per share) | $ / shares		$ 1.9441
Call Option Value		$ 364,512
Share-Based Payment Arrangement, Noncash Expense						32,355
Share-Based Payment Arrangement, Nonvested Award, Option, Cost Not yet Recognized, Amount						332,157
Warrants Issued With Promissory Notes 2 [Member] | Measurement Input, Price Volatility [Member]
Warrants and Rights Outstanding, Measurement Input		1.40
Warrants Issued With Promissory Notes 3 [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares) | shares				925,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares				$ 2.35
Proceeds from Issuance of Debt				$ 3,700,000
Class of Warrant or Right, Number Per $100,000 Notes Payable (in shares) | shares				25,000
Warrants and Rights Outstanding, Term (Year)				10 years
Class of Warrant or Right, Redemption Price (in dollars per share) | $ / shares				$ 0.01
Class of Warrant or Right, Redemption, Minimum Volume Weighted Average Sale Price (in dollars per share) | $ / shares				9
Call Option Per Share (in dollars per share) | $ / shares				$ 2.9443
Call Option Value				$ 2,694,014
Share-Based Payment Arrangement, Noncash Expense						656,301
Share-Based Payment Arrangement, Nonvested Award, Option, Cost Not yet Recognized, Amount						2,037,713
Class of Warrant or Right, Issued During the Period (in shares) | shares				780,000
Warrants Issued With Promissory Notes 3 [Member] | Measurement Input, Price Volatility [Member]
Warrants and Rights Outstanding, Measurement Input				1.54
Warrants Issued With Promissory Notes 4 [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares							$ 2.21
Warrants and Rights Outstanding, Term (Year)							10 years
Call Option Per Share (in dollars per share) | $ / shares							$ 2.25
Call Option Value							$ 699,213
Share-Based Payment Arrangement, Noncash Expense						235,165
Share-Based Payment Arrangement, Nonvested Award, Option, Cost Not yet Recognized, Amount						$ 464,048
Sale of Stock, Consideration Received on Transaction							$ 2,075,000
Class of Warrant or Right, Grants During Period. (in shares) | shares							311,250
Class of Warrant, Number of Shares, Per $100,000 Debt (in shares) | shares							15,000
Warrants Issued With Promissory Notes 4 [Member] | Measurement Input, Price Volatility [Member]
Warrants and Rights Outstanding, Measurement Input							1.98